Shareholder Report, Average Annual Return (Details)	12 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	49 Months Ended	60 Months Ended	93 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000223412
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 3
C000112990
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000020925
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000186093
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000081996
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000223414
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 3
C000178859
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000223419
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 3
C000132328
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000223417
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 3
C000081997
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000223415
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 3
C000178860
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000223420
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 3
C000132329
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000223418
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 3
C000112991
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000223416
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 3
C000020929
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000038528
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000038529
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000223413
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 3
C000020904
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000038539
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000020930
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000020908
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000155998
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000132327
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000020910
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000079602
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000038532
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000038533
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000020916
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000020917
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000020918
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000020919
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000126088
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000020920
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000020921
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000038552
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000038543
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000038542
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000038545
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000038544
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000038546
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000038547
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000038548
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000038549
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000038530
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000038531
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000038541
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000020923
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000152597
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000238595
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000238596
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000235586
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000238594
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
Without Sales Load [Member] | C000223412
Average Annual Return [Line Items]
Average Annual Return, Percent	21.00%					10.38%
Without Sales Load [Member] | C000112990
Average Annual Return [Line Items]
Average Annual Return, Percent	1.08%						(0.50%)		1.11%
Without Sales Load [Member] | C000020925
Average Annual Return [Line Items]
Average Annual Return, Percent	0.90%						(0.09%)		1.58%
Without Sales Load [Member] | C000186093
Average Annual Return [Line Items]
Average Annual Return, Percent	9.86%						6.03%		6.27%
Without Sales Load [Member] | C000081996
Average Annual Return [Line Items]
Average Annual Return, Percent	9.67%						5.76%		6.07%
Without Sales Load [Member] | C000223414
Average Annual Return [Line Items]
Average Annual Return, Percent	9.47%						5.60%		5.91%
Without Sales Load [Member] | C000178859
Average Annual Return [Line Items]
Average Annual Return, Percent	8.54%						4.86%	5.58%
Without Sales Load [Member] | C000223419
Average Annual Return [Line Items]
Average Annual Return, Percent	8.35%						4.70%	5.43%
Without Sales Load [Member] | C000132328
Average Annual Return [Line Items]
Average Annual Return, Percent	8.83%						5.29%		5.68%
Without Sales Load [Member] | C000223417
Average Annual Return [Line Items]
Average Annual Return, Percent	8.62%						5.15%		5.52%
Without Sales Load [Member] | C000081997
Average Annual Return [Line Items]
Average Annual Return, Percent	12.26%						7.58%		7.51%
Without Sales Load [Member] | C000223415
Average Annual Return [Line Items]
Average Annual Return, Percent	12.07%						7.41%		7.35%
Without Sales Load [Member] | C000178860
Average Annual Return [Line Items]
Average Annual Return, Percent	10.88%						6.46%	6.94%
Without Sales Load [Member] | C000223420
Average Annual Return [Line Items]
Average Annual Return, Percent	10.69%						6.31%	6.79%
Without Sales Load [Member] | C000132329
Average Annual Return [Line Items]
Average Annual Return, Percent	11.22%						7.00%		7.03%
Without Sales Load [Member] | C000223418
Average Annual Return [Line Items]
Average Annual Return, Percent	11.07%						6.84%		6.86%
Without Sales Load [Member] | C000112991
Average Annual Return [Line Items]
Average Annual Return, Percent	7.11%						3.91%		4.59%
Without Sales Load [Member] | C000223416
Average Annual Return [Line Items]
Average Annual Return, Percent	6.86%						3.73%		4.42%
Without Sales Load [Member] | C000020929
Average Annual Return [Line Items]
Average Annual Return, Percent	4.71%						4.64%		5.06%
Without Sales Load [Member] | C000038528
Average Annual Return [Line Items]
Average Annual Return, Percent	15.50%						8.43%		9.48%
Without Sales Load [Member] | C000038529
Average Annual Return [Line Items]
Average Annual Return, Percent	15.23%						8.15%		9.21%
Without Sales Load [Member] | C000223413
Average Annual Return [Line Items]
Average Annual Return, Percent	15.07%						8.04%		9.08%
Without Sales Load [Member] | C000020904
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%						2.14%		3.21%
Without Sales Load [Member] | C000038539
Average Annual Return [Line Items]
Average Annual Return, Percent	0.62%						(1.18%)		0.57%
Without Sales Load [Member] | C000020930
Average Annual Return [Line Items]
Average Annual Return, Percent	25.14%						13.93%		14.63%
Without Sales Load [Member] | C000020908
Average Annual Return [Line Items]
Average Annual Return, Percent	24.74%						14.23%		12.80%
Without Sales Load [Member] | C000155998
Average Annual Return [Line Items]
Average Annual Return, Percent	24.39%						13.94%		12.52%
Without Sales Load [Member] | C000132327
Average Annual Return [Line Items]
Average Annual Return, Percent	22.16%						12.94%		11.74%
Without Sales Load [Member] | C000020910
Average Annual Return [Line Items]
Average Annual Return, Percent	20.27%						11.65%		12.57%
Without Sales Load [Member] | C000079602
Average Annual Return [Line Items]
Average Annual Return, Percent	19.98%						11.37%		12.28%
Without Sales Load [Member] | C000038532
Average Annual Return [Line Items]
Average Annual Return, Percent	25.85%						14.84%		13.15%
Without Sales Load [Member] | C000038533
Average Annual Return [Line Items]
Average Annual Return, Percent	25.54%						14.56%		12.88%
Without Sales Load [Member] | C000020916
Average Annual Return [Line Items]
Average Annual Return, Percent	7.43%						4.94%		5.51%
Without Sales Load [Member] | C000020917
Average Annual Return [Line Items]
Average Annual Return, Percent	9.05%						6.22%		6.63%
Without Sales Load [Member] | C000020918
Average Annual Return [Line Items]
Average Annual Return, Percent	11.55%						7.66%		7.69%
Without Sales Load [Member] | C000020919
Average Annual Return [Line Items]
Average Annual Return, Percent	13.29%						8.62%		8.38%
Without Sales Load [Member] | C000126088
Average Annual Return [Line Items]
Average Annual Return, Percent	13.28%						8.76%		8.49%
Without Sales Load [Member] | C000020920
Average Annual Return [Line Items]
Average Annual Return, Percent	6.71%						3.45%		3.85%
Without Sales Load [Member] | C000020921
Average Annual Return [Line Items]
Average Annual Return, Percent	5.59%						3.90%		6.25%
Without Sales Load [Member] | C000038552
Average Annual Return [Line Items]
Average Annual Return, Percent	5.41%						3.65%		5.99%
Without Sales Load [Member] | C000038543
Average Annual Return [Line Items]
Average Annual Return, Percent	12.62%						6.75%		6.79%
Without Sales Load [Member] | C000038542
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%						6.48%		6.52%
Without Sales Load [Member] | C000038545
Average Annual Return [Line Items]
Average Annual Return, Percent	8.97%						4.65%		5.14%
Without Sales Load [Member] | C000038544
Average Annual Return [Line Items]
Average Annual Return, Percent	8.69%						4.39%		4.89%
Without Sales Load [Member] | C000038546
Average Annual Return [Line Items]
Average Annual Return, Percent	15.23%						8.50%		8.25%
Without Sales Load [Member] | C000038547
Average Annual Return [Line Items]
Average Annual Return, Percent	14.94%						8.24%		7.98%
Without Sales Load [Member] | C000038548
Average Annual Return [Line Items]
Average Annual Return, Percent	6.69%						3.06%		3.98%
Without Sales Load [Member] | C000038549
Average Annual Return [Line Items]
Average Annual Return, Percent	6.43%						2.82%		3.73%
Without Sales Load [Member] | C000038530
Average Annual Return [Line Items]
Average Annual Return, Percent	17.02%						9.88%		9.07%
Without Sales Load [Member] | C000038531
Average Annual Return [Line Items]
Average Annual Return, Percent	16.68%						9.61%		8.79%
Without Sales Load [Member] | C000038541
Average Annual Return [Line Items]
Average Annual Return, Percent	5.09%						1.92%		2.05%
Without Sales Load [Member] | C000020923
Average Annual Return [Line Items]
Average Annual Return, Percent	6.99%						7.57%		8.03%
Without Sales Load [Member] | C000152597
Average Annual Return [Line Items]
Average Annual Return, Percent	6.66%						7.30%		7.76%
Without Sales Load [Member] | C000238595
Average Annual Return [Line Items]
Average Annual Return, Percent	18.41%	17.93%
Without Sales Load [Member] | C000238596
Average Annual Return [Line Items]
Average Annual Return, Percent	18.29%		18.77%
Without Sales Load [Member] | C000235586
Average Annual Return [Line Items]
Average Annual Return, Percent	17.89%				15.04%
Without Sales Load [Member] | C000238594
Average Annual Return [Line Items]
Average Annual Return, Percent	19.18%			19.66%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	24.51%					13.19%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%						(0.33%)		1.35%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%						(0.33%)		1.35%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%						(0.33%)		1.35%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%						(0.33%)		1.35%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%						(0.33%)		1.35%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%						(0.33%)	1.24%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%						(0.33%)	1.24%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%						(0.33%)		1.35%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%						(0.33%)		1.35%
Index_S&P 500 TR USD (SPXT)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%						14.53%		13.10%
Index_S&P 500 TR USD (SPXT)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%						14.53%		13.10%
Index_S&P 500 TR USD (SPXT)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%						14.53%	14.40%
Index_S&P 500 TR USD (SPXT)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%						14.53%	14.40%
Index_S&P 500 TR USD (SPXT)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%						14.53%		13.10%
Index_S&P 500 TR USD (SPXT)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%						14.53%		13.10%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%						(0.33%)		1.35%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%						(0.33%)		1.35%
Index_MSCI ACWI Ex USA NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index NTR
Average Annual Return, Percent	5.53%						4.10%		4.80%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	24.51%						14.28%		12.87%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	24.51%						14.28%		12.87%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	24.51%						14.28%		12.87%
Index_MSCI EM NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index NTR
Average Annual Return, Percent	7.50%						1.70%		3.64%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%						(0.33%)		1.35%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	24.51%						14.28%		12.87%
Index_S&P 500 TR USD (SPXT)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%						14.53%		13.10%
Index_S&P 500 TR USD (SPXT)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%						14.53%		13.10%
Index_S&P 500 TR USD (SPXT)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%						14.53%		13.10%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%						13.86%		12.55%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%						13.86%		12.55%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%						13.86%		12.55%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%						13.86%		12.55%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%						(0.33%)		1.35%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	23.95%						14.13%		12.79%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	23.95%						14.13%		12.79%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	23.95%						14.13%		12.79%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	23.95%						14.13%		12.79%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%						(0.33%)		1.35%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%						13.86%		12.55%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%						13.86%		12.55%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%						13.86%		12.55%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%						13.86%		12.55%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%						(0.33%)		1.35%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%						(0.33%)		1.35%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%						13.86%		12.55%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%						13.86%		12.55%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%						(0.33%)		1.35%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%						(0.33%)		1.35%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%						13.86%		12.55%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%						13.86%		12.55%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%						(0.33%)		1.35%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%						13.86%		12.55%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%						13.86%		12.55%
Index_S&P 500 TR USD (SPXT)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%	25.86%
Index_S&P 500 TR USD (SPXT)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%		26.47%
Index_S&P 500 TR USD (SPXT)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%				20.66%
Index_S&P 500 TR USD (SPXT)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			25.63%
Index_Russell 1000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	33.36%					15.43%
Index_Russell 1000 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	14.37%						8.68%		8.49%
Index_Russell 1000 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	14.37%						8.68%		8.49%
Index_Russell 1000 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	14.37%						8.68%		8.49%
Index_BBgBarc US Agency Fixed Rate MBS TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Agency Fixed Rate MBS Index
Average Annual Return, Percent	1.20%						(0.74%)		0.91%
Index_Russell 1000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	33.36%						18.96%		16.78%
Index_Russell Mid Cap TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Index
Average Annual Return, Percent	15.34%						9.92%		9.63%
Index_Russell Mid Cap TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Index
Average Annual Return, Percent	15.34%						9.92%		9.63%
Index_S&P Target Date 2020 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Average Annual Return, Percent	8.09%						4.88%		5.52%
Index_S&P Target Date 2030 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Average Annual Return, Percent	9.90%						6.46%		6.87%
Index_S&P Target Date 2040 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Average Annual Return, Percent	12.87%						8.27%		8.19%
Index_S&P Target Date 2050 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Average Annual Return, Percent	14.30%						9.06%		8.77%
Index_S&P Target Date 2060 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Average Annual Return, Percent	14.44%						9.14%		8.91%
Index_S&P Target Date Retirement Income TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	6.54%						3.62%		4.14%
Index_FTSE NAREIT All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REITs Index
Average Annual Return, Percent	4.92%						3.29%		5.83%
Index_MSCI US REIT GR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Average Annual Return, Percent	8.75%						4.31%		5.66%
Index_FTSE NAREIT All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REITs Index
Average Annual Return, Percent	4.92%						3.29%		5.83%
Index_MSCI US REIT GR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Average Annual Return, Percent	8.75%						4.31%		5.66%
Index_BBgBarc Credit 1-3 Yr TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Credit 1-3 Year Index
Average Annual Return, Percent	5.11%						2.04%		2.14%
Index_Russell 2000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	11.54%						7.40%		7.82%
Index_Russell 2000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	11.54%						7.40%		7.82%
Index_S&P 500 Price Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Price Return Index
Average Annual Return, Percent	23.31%	24.02%
Index_S&P 500 Price Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Price Return Index
Average Annual Return, Percent	23.31%		24.57%
Index_S&P 500 Price Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Price Return Index
Average Annual Return, Percent	23.31%				18.80%
Index_S&P 500 Price Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Price Return Index
Average Annual Return, Percent	23.31%			23.71%